Income Taxes - Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes And Tax Related [Line Items]
Net income before provision for income tax	¥ (2,095,064)	$ (328,761)	¥ 2,898,534	¥ 3,867,919
PRC statutory tax rate				10.00%
Income tax expense (benefit) at statutory tax rate	(523,766)		724,634	¥ 966,980
Permanent differences and Research and development super-deduction	(55,871)		(11,861)	24,406
Change in valuation allowance	118,570		95,240	39,427
Effect of income tax rate difference in other jurisdictions	1,201,729		123,778	257,449
Effect of tax holidays and preferential tax rates	(195,209)		(282,775)	(404,461)
Effect of the preferential tax rate adjustment of prior year's EIT	(60,325)		(113,396)
Effect of PRC withholding tax	337,428		220,000
Provision for income tax	¥ 822,556	$ 129,077	¥ 755,620	¥ 883,801
PRC [Member]
Income Taxes And Tax Related [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%